EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
The weighted average number of common shares outstanding is as follows for each of the years in the three-year period ended December 31, 2021:

	2021	2020	2019
Basic	59,127,025	59,010,485	58,798,488
Effect of stock options	1,389,081	620,388	190,646
Diluted	60,516,106	59,630,873	58,989,134

Stock options that were anti-dilutive and excluded from the calculation of weighted average diluted common shares for each of the years in the three-year period ended December 31, 2021 were as follows:

	2021	2020	2019
Anti-dilutive stock options	243,152	612,601	505,812